SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Exercisable, Balance		294,532	[1]	1,174	[2]
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, Ending Balance	[4]	3,750,597	[3]	2,095		871
Weighted Average Exercise Price Outstanding, Ending Balance	[4]	$ 4.40	[3]	$ 5,720		$ 14,520
Weighted Average Remaining Life in Years Outstanding, Beginning balance		4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, Beginning balance		$ 95,965,883
Number of Warrants Outstanding, Granted/Issued			[3]	3,806,837	[4]	1,541	[4]
Weighted Average Exercise Price Outstanding, Granted			[3]	$ 2.80	[4]	$ 1,760	[4]
Aggregate intrinsic value, Granted
Number of Warrants Outstanding, Exercised		(123,651)	[3]	(57,920)	[4]		[4]
Weighted Average Exercise Price Outstanding, Exercised		$ 4.00	[3]	$ 4.00	[4]		[4]
Number of Warrants Outstanding, Expired		(99)	[3]	(415)	[4]
Weighted Average Exercise Price Outstanding, Expired		$ 16,880	[3]	$ 8,560	[4]
Number of Warrants Outstanding, Ending Balance		3,626,847	[3]	3,750,597	[3],[4]	2,095	[4]
Weighted Average Exercise Price Outstanding, Ending Balance		$ 4.00	[3]	$ 4.40	[3],[4]	$ 5,720	[4]
Weighted Average Remaining Life In Years Outstanding		4 years 4 months 24 days		2 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, Ending balance		$ 87,725,815		$ 95,965,883
Number of Warrants Exercisable, Balance		3,626,847	[3]	3,750,597	[4]
Weighted Average Exercise Price Exercisable, Balance		$ 4.00	[3]	$ 4.40	[4]
Weighted Average Remaining Life In Years Exercisable		4 years 4 months 24 days		2 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable		$ 87,725,815		$ 95,965,883
Number of Warrants Outstanding, Forfeited	[4]					(317)
Weighted Average Exercise Price Outstanding, Forfeited	[4]					$ 21,640
Aggregate Intrinsic Value, Outstanding		$ 87,725,815		$ 95,965,883
Weighted Average Exercise Price Exercisable, Balance		$ 4.00	[3]	$ 4.40	[4]
Aggregate Intrinsic Value, Exercisable		$ 87,725,815		$ 95,965,883

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[3]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[4]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.